Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010 item	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate		$ (14,509)	$ (4,974)
State income taxes, net of federal benefit		(1,854)	411
Stock-based compensation		49	34
Research and development tax credits		(385)	(320)
Change in the valuation allowance		17,041	4,838
Permanent items		91	3
Other		(433)	8
Deferred tax assets:
Net operating loss carryforwards		49,838	33,008
Capitalized research and development		1,431	1,789
Research and development credits		2,977	2,593
Depreciation and amortization		128	126
Other		331	148
Gross deferred tax assets		54,705	37,664
Valuation allowance		(54,705)	(37,664)
Qualifying Therapeutic Discovery Project Grants
Number of grants awarded to the Company under qualifying therapeutic discovery grant program	3
Aggregate amount of grants awarded to the Company under qualifying therapeutic discovery grant program	$ 733